SPECIAL (GAINS) AND CHARGES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Special (gains) and charges
Customer agreement modification					$ 29.6
Subtotal	34.7	28.0	41.6	41.4	63.0	23.3	30.1	14.6	145.7	131.0	7.5
Total special (gains) and charges									254.4	171.0	7.5
Nalco Holding Company ("Nalco")
Special (gains) and charges
Acquisition costs									155.8	62.8
Acquisition integration charges									155.8	62.8
Champion
Special (gains) and charges
Acquisition integration charges									19.4
Net sales
Special (gains) and charges
Customer agreement modification										29.6
Cost of sales
Special (gains) and charges
Restructuring charges									22.7	5.3
Subtotal									93.9	8.9
Cost of sales | Nalco Holding Company ("Nalco")
Special (gains) and charges
Acquisition costs									71.2	3.6
Special (gains) and charges
Special (gains) and charges
Restructuring charges									116.6	69.0
Gain on sale of businesses, litigation related charges and other									(60.1)	4.3	3.3
Venezuela currency devaluation											4.2
Subtotal									145.7	131.0	7.5
Special (gains) and charges | Nalco Holding Company ("Nalco")
Special (gains) and charges
Acquisition costs									70.9	57.7
Special (gains) and charges | Champion
Special (gains) and charges
Acquisition costs									18.3
Interest expense, net
Special (gains) and charges
Debt extinguishment costs									18.2
Acquisition costs									1.1	1.5
Subtotal									19.3	1.5
Net income attributable to noncontrolling interest | Nalco Holding Company ("Nalco")
Special (gains) and charges
Acquisition costs									(4.5)
Operating income subtotal
Special (gains) and charges
Subtotal									$ 239.6	$ 169.5	$ 7.5